Income Taxes - Tax rates (Details)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Withholding tax rate (as a percent)		0.00%
Statutory income tax rate		25.00%	25.00%	25.00%
Hong Kong
Income Taxes
Withholding tax rate (as a percent)		0.00%
Statutory income tax rate		16.50%
Mainland China
Income Taxes
Withholding tax rate (as a percent)		10.00%
Statutory income tax rate		25.00%
Shanghai Xunmeng | Mainland China
Income Taxes
Preferential tax rate (as a percent)		15.00%
Walnut Shanghai | Mainland China
Income Taxes
Preferential tax rate (as a percent)		15.00%
Xinzhijiang | Mainland China
Income Taxes
Preferential tax rate (as a percent)	15.00%